CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES AND COMMITMENTS
NOTE 15:-	CONTINGENT LIABILITIES AND COMMITMENTS

a.
In 2000, the Company signed an exclusive license agreement (as amended in 2007) with a third party with regard to its patents and intellectual property. Pursuant to the agreement, the Company received an exclusive license to use the third party's patents and intellectual property, for the purpose of developing, manufacturing, marketing, and commercializing products for treatment of burns and other wounds.

In consideration for this exclusive license, the Company paid an aggregate amount of $ 950 following the achievement of certain development milestones as set forth in the agreement. In addition, the Company undertook to pay royalties of 1.5% to 2.5% from future revenues from sales of products which are based on this patent for a period ranging between 10 to 15 years from the first commercial delivery in a major country, and thereafter the Company will have a fully paid-up royalty-free license for these patents. In addition, royalties will be paid at the rate of 10% - 20% from sub-licensing of such patents. Moreover, the Company agreed to pay a one-time lump-sum amount of $ 1,500 when the aggregate revenues based on these patents reach $ 100,000. The amount of royalty payments for the years 2015, 2016 and 2017 amounted to $11, $57 and $48, respectively.

b.
Under the Research and Development Law, (the "R&D Law") the Company undertook to pay royalties of 3%  on the revenues derived from sales of products or services developed in whole or in part using IIA grants. The maximum aggregate royalties paid generally cannot exceed 100% of the grants received by the Company, plus annual interest generally equal to the 12-month LIBOR applicable to dollar deposits, as published on the first business day of each calendar year. The maximum royalty amount payable by the Company as of December 31, 2017 is approximately $ 13,356, which represents the total amount of grants actually received by the Company from the IIA including accrued interest, net of royalties actually paid by the Company (see also Note 12).

c.
On November 24, 2010, the Company signed an agreement with one of its shareholders, to purchase a patent for the production and sale of related products for the treatment of burns. In consideration for the transfer and assignment of all rights and title relating to the patent, the Company paid a one-time payment in the amount of $ 88 and undertook to pay annual fixed payments in the amount of $ 30 as long as the patent is valid in the US and/or in any EU member country. The patent expires in May 2018, and the Company's accumulated contingent liability with respect to this agreement as of December 31, 2017 is $ 13.

d.         Contingent consideration for purchase of shares:

Beginning in 2007, the Company entered into a number of agreements with Teva Pharmaceutical Industries Limited (“Teva”) related to collaboration in the development, manufacturing and commercialization of solutions for the burn and chronic wound care markets. In consideration for these agreements, Teva made investments in the Company's ordinary shares and agreed to fund certain research and development expenses and manufacturing costs and perform all marketing activities for both NexoBrid, under the 2007 Teva Agreement, and the PolyHeal Product, under the 2010 PolyHeal Agreements (see Note 19a). As of December 31, 2012, all of these agreements were terminated.

On September 2, 2013, in accordance with the terms of the Teva Shareholders’ Rights Agreement, the Company exercised its rights to repurchase all of its shares held by Teva, and purchased 755,492 ordinary shares, in consideration for an obligation to pay Teva future royalty payments of 20% of the Company’s revenues from the sale or license of NexoBrid up to a total amount of $30,600 and from the sale or license of the PolyHeal Product up to a total amount of $10,800. The obligation to pay Teva future royalty payments no longer includes amounts from the sale or license of the PolyHeal Product since the license to the PolyHeal Product has expired.

The total amortized cost of the future royalty obligation to Teva were initially account at their estimated fair value at the exercise date on September 2, 2013, using a discounted cash flow model based on sales projections. Subsequent changes in this liability are recorded in profit or loss within financial income of financial expenses. Accordingly, the liability was remeasured to $ 14,533 and $14,381 as of December 31, 2016 and 2017, respectivaly, as a result of a revaluation in the amount of $ 1,621 and $ (351), respectively, Pwhich was recorded within financial income and financial expenses, respectively. As of December 31, 2017, the Company did not pay royalties to Teva and an accrued royalty payments resulting from actual sales are classified as former shareholder net (see also Note 8).

e.
On September 29, 2015, the Company was awarded a U.S. Biomedical Advanced Research and Development Authority ("BARDA") contract for development and procurement of NexoBrid for the U.S. The contract is for the advancement of the development and manufacturing, as well as the procurement of NexoBrid, as a medical countermeasure as part of BARDA preparedness for mass casualty events. On July 19, 2017 BARDA had upsized the contract and exercised an option to fund further research and development activities relating to NexoBrid. The modified contract includes $56,000 of funding to support development activities to complete the U.S. Food and Drug Administration (FDA) approval process for NexoBrid for use in thermal burn injuries, as well as $16,000 for procurement of NexoBrid, which is contingent upon FDA Emergency Use Authorization (EUA) and/or FDA marketing authorization for NexoBrid. In addition, the contract includes options for further funding of up to $10,000 for expanding NexoBrid’s indications and of up to $50,000 for additional procurement of NexoBrid.

As of December 31, 2017 the Company recorded $14,931 in funding from BARDA under the contract.

f.
In December 2010, the Company, Teva and PolyHeal, entered into a series of agreements to collaborate in the development, manufacturing and commercialization of PolyHeal's wound care product, or the PolyHeal Product (see also Note 19).

On September 15, 2014, a Statement of Claim was filed against the Company by some shareholders of Polyheal. The plaintiffs allege that the Company is obligated to pay them a total amount of $1,475 in exchange for their respective portion of PolyHeal's shares, following the commencement of a feasibility study for the next generation of the PolyHeal Product in November 15, 2012, which constituted a milestone under a buyout option agreement between the Company, PolyHeal and its shareholders.

On November 12, 2017, the Tel Aviv District Court issued its ruling accepting the plaintiffs’ claim and ruled that the Company is obligated to purchase PolyHeal’s shares for approximately $6,750 plus applicable interest, which represents the purchase price for the total number of shares that the 2010 PolyHeal Agreements contemplate would be acquired by the Company from all the shareholders of PolyHeal. The Court ordered that the Company is obligated to purchase shares of PolyHeal from the plaintiffs, on the basis of their actual share holdings in PolyHeal as of January 15, 2013, for approximately $1,500, within 15 days from the date of the Court's ruling.

Accordingly, a full provision for the shares purchase price plus the accrued interest, totaled $7,500 was recorded within the loss from discontinued operation in respect of this claim, of which approximately $1,497 was paid to plaintiffs in consideration for PolyHeal's shares. In addition, the Company born legal expenses totaled $116.

On December 27, 2017, the Company filed an appeal with the Israeli supreme court, in which it: (i) rejected the arguments raised against it in the Statement of Claim; (ii) emphasized that its obligation under the 2010 PolyHeal Agreement to purchase the 7.5% of PolyHeal’s shares is subject to the consumption of the deferred closing, as defined in the buyout agreement, including the receipt of the funds from Teva on a “back to back” basis; and (iii) stated that since no such payment has been made by Teva, the Company is not subject to any obligation to purchase PolyHeal shares and/or make any payments to PolyHeal’s shareholders. A hearing will be held in January 2019.

g.	Operating Lease Agreements:

1.
The Company's offices and its production facility in Israel are located in a building that the Company leases from its Parent Company, in accordance with a sub-lease agreement. The Company subleases approximately 1,860 square meters of laboratory, office and clean room space at a monthly rent fee of NIS 71,000 (approximately $18). This sub-lease agreement expires in October 2022.

The Company's subsidiary offices are located in Germany. The monthly rent fee  is currently € 2,800 (approximately $ 3) and the lease agreement expires on April 30, 2019.

2.
The Company and its subsidiary have operating lease agreements for 18 vehicles for a period of three years. As of December 31, 2017, the Company deposited $ 46 in respect of the vehicles operating leases.

3.	Minimum future lease fees for both agreements as of December 31, 2017 are as follows:

2018	522
2019	450
2020	296
2021	246
2022	205
1,719